ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 571,213	$ 539,814	$ 424,531
OPERATING COSTS AND EXPENSES
General and administrative	(132,637)	(130,465)	(135,071)
Property charges and other	(4,464)	(22,210)	(1,825)
Total operating costs and expenses	(433,351)	(459,364)	(479,297)
OPERATING LOSS	137,862	80,450	(54,766)
NON-OPERATING INCOME (EXPENSES)
Interest income	3,578	2,171	1,152
Foreign exchange gains, net	1,972	466	(3,445)
Total non-operating expenses, net	(158,063)	(157,126)	(187,549)
INCOME TAX EXPENSE	(544)	239	(474)
NET LOSS	(20,745)	(76,437)	(242,789)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	0	0	0
OPERATING COSTS AND EXPENSES
General and administrative	(133)	(412)	(174)
Property charges and other	0	0	(852)
Total operating costs and expenses	(133)	(412)	(1,026)
OPERATING LOSS	(133)	(412)	(1,026)
NON-OPERATING INCOME (EXPENSES)
Interest income	102	129	17
Foreign exchange gains, net	616	0	0
Share of results of subsidiaries	(22,183)	(76,154)	(241,780)
Total non-operating expenses, net	(21,465)	(76,025)	(241,763)
LOSS BEFORE INCOME TAX	(21,598)	(76,437)	(242,789)
INCOME TAX EXPENSE	0	0	0
NET LOSS	$ (21,598)	$ (76,437)	$ (242,789)